Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue		$ 378,913	$ 384,343	$ 746,581	$ 761,767
Adjusted EBITDA		102,953	118,804	206,920	232,034
US Acquiring
Segment Reporting Information [Line Items]
Revenue		187,150	164,642	356,294	317,983
Adjusted EBITDA		53,036	40,660	100,278	79,917
Digital Commerce
Segment Reporting Information [Line Items]
Revenue		191,763	219,701	390,287	443,784
Adjusted EBITDA		71,722	95,064	147,517	186,578
Corporate Segment
Segment Reporting Information [Line Items]
Revenue	[1]	0	0	0	0
Adjusted EBITDA	[1]	$ (21,805)	$ (16,920)	$ (40,875)	$ (34,461)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.